Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit after tax	£ 1,423	£ 1,405	£ 438
Movement in fair value reserve (debt instruments):
- Change in fair value	(278)	(111)	114
- Income statement transfers	247	110	(107)
- Taxation	11	(2)	(2)
Other comprehensive income, fair value reserve (debt instruments)	(20)	(3)	5
Cash flow hedges:
- Effective portion of changes in fair value	436	(875)	974
- Income statement transfers	(2,130)	357	(803)
- Taxation	468	142	(53)
Other comprehensive income, cash flow hedges, total	(1,226)	(376)	118
Currency translation on foreign operations	0	0	0
Net other comprehensive (expense)/income that may be reclassified to profit or loss subsequently	(1,246)	(379)	123
Pension remeasurement:
- Change in fair value	(723)	1,263	(505)
- Taxation	267	(419)	133
Pension remeasurement, total	(456)	844	(372)
Own credit adjustment:
- Change in fair value	29	0	(3)
- Taxation	(9)	0	0
Own credit adjustment, total	20	0	(3)
Net other comprehensive (expense)/income that will not be reclassified to profit or loss subsequently	(436)	844	(375)
Total other comprehensive (expense)/income net of tax	(1,682)	465	(252)
Total comprehensive (expense)/income	(259)	1,870	186
Attributable to:
Equity holders of the parent	(276)	1,834	152
Non-controlling interests	17	36	34
Total comprehensive (expense)/income	£ (259)	£ 1,870	£ 186